Note 36 - Closure of Prudential Steel LTD (Details) $ in Millions	Dec. 31, 2020 USD ($)
Prudential Steel Limited [Member] | ALGOMA TUBES INC. [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Additional investment will be made	$ 72